Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
OPERATING ACTIVITIES:
Profit for the year	€ 12,787	€ 14,806	[1]	€ 11,665	[1]
Adjustments to reconcile profit for the year to net cash provided by operating activities:
Income tax (benefit) expense	11,037	7,319		(21,910)
Interest income	(5,179)	(6,661)		(4,236)
Interest expense	32,325	16,658		13,439
Impairment losses on financial assets	5,889	1,698		1,601
Impairment of equity-accounted investee	0	4,578	[1]	0
Other financial expenses (income)	96	(3,617)		3,136
Foreign currency losses (gains), net	(5,437)	(13,806)	[1]	1,535	[1]
Amortization and impairment of intangible assets	119,048	122,646		142,752
Depreciation of property and equipment	10,327	9,767		9,533
Equity-settled share-based payments	15,431	2,327		0
Other	609	1,930		(449)
Cash flow from operating activities before working capital changes, interest and income taxes	196,933	157,645		157,066
Increase in trade receivables, contract assets, other assets and prepayments	(69,896)	(11,722)		(6,817)
Increase in trade and other payables, contract and other liabilities	44,385	20,657		11,113
Changes in working capital	(25,511)	8,935		4,296
Interest paid	(31,060)	(13,263)		(13,439)
Interest received	165	17		11
Income taxes paid	(8,306)	(2,075)		(1,968)
Net cash from operating activities	132,221	151,259		145,966
INVESTING ACTIVITIES:
Acquisition of intangible assets	(124,890)	(91,956)		(91,576)
Acquisition of property and equipment	(5,861)	(1,996)		(6,691)
Acquisition of subsidiaries, net of cash acquired	(198,432)	(2,062)		(8,917)
Contribution to equity-accounted investees	(45)	0		(1,689)
Acquisition of financial assets	(2,605)	0		(550)
Derecognition of cash held by deconsolidated subsidiary	0	0		(790)
Collection of loans receivable	265	454		270
Issuance of loans receivable	(2,270)	(2,687)		(4,214)
Collection of deposits	222	215		0
Payment of deposits	(152)	(108)		(145)
Net cash used in investing activities	(333,768)	(98,140)		(114,302)
FINANCING ACTIVITIES:
Payment of lease liabilities	(7,118)	(3,817)		(5,088)
Proceeds from borrowing of bank debt	0	462,057		0
Transaction costs related to borrowings	0	(11,160)		0
Principal payments on bank debt	(2,376)	(170,838)		(20,100)
Purchase of MPP share awards	0	(3,750)		0
Proceeds from issuance of MPP share awards	1,650	2,330		0
Change in bank overdrafts	(22)	(285)		(76)
Proceeds from issue of participation certificates	1,002	0		21,805
Proceeds from issuance of new shares	556,639	0		0
Transaction costs related to issuance of new shares and participation certificates	(10,009)	0		(1,227)
Net cash (used in) from financing activities	539,766	274,537		(4,686)
Net increase in cash	338,219	327,656		26,978
Cash as of January 1	385,542	57,024		30,016
Effects of movements in exchange rates	19,012	862		30
Cash and cash equivalents as of December 31	€ 742,773	€ 385,542		€ 57,024

[1]	Certain amounts have been reclassified to conform to current year presentation as described in note 1.2.